Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Revenues from product sales
Net loss	$ 2,288,034	$ 591,021	$ 6,069,866	$ 911,998	2,439,625	4,783,689
Net cash flows from operating activities			3,045,713	215,225	3,911,004	480,953
Working capital					2,641,110
Accumulated deficit	32,091,995		32,091,995		26,022,129	23,582,504
FDIC insured limit	250,000		250,000		250,000	250,000
FDIC uninsured limit	468,589		468,589		3,519,510	0
Research and development costs	$ 816,697	$ 91,911	$ 2,042,890	$ 291,655	$ 492,660	$ 954,793
Divided percentage						70.00%
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive securities					1,359,375	1,359,375
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive securities					1,626,037	1,618,537
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive securities					10,633,988	10,336,882
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive securities						14